Accounting Policies	12 Months Ended
Dec. 31, 2017
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Accounting Policies

NOTE 2—ACCOUNTING POLICIES

Going concern

The consolidated financial statements for the year ended December 31, 2017 have been prepared on a going concern basis as there is the reasonable expectation that TIM will continue its operational activities in the foreseeable future (and in any event with a time horizon of at least twelve months).

In particular, consideration has been given to the following factors:

•	the main risks and uncertainties (that are for the most part of external in nature) to which the Group and the various activities of the TIM Group are exposed:

•	macroeconomic changes in the Italian, European and Brazilian market, as well as the volatility of financial markets in the Eurozone, also as a result of the “Brexit” referendum in the United Kingdom;

•	variations in business conditions also related to competition;

•	changes to laws and regulations (price and rate variations, or decisions that may affect the technological choices);

•	outcomes of legal disputes and proceedings with regulatory authorities, competitors and other parties;

•	financial risks (interest rate and/or exchange rate trends, changes in the Group’s credit rating by rating agencies);

•	the optimal mix between risk capital and debt capital as well as the policy for the remuneration of risk capital, described in the paragraph “Share capital information” under the Note “Equity”;

•	the policy for financial risk management (market risk, credit risk and liquidity risk) as described in the Note “Financial risk management”.

Management believes that, at the present time, such factors do not raise substantial doubts as to the Group’s ability to continue as a going concern.

Principles of consolidation

The consolidated financial statements include the financial statements of all subsidiaries from the date control over such subsidiaries commences until the date that control ceases.

The statement of financial position date of all the subsidiaries’ financial statements coincides with that of the Parent.

Control exists when the Parent has all the following:

•	power over the investee, which includes the ability to direct the relevant activities of the investee, i.e. the activities that significantly affect the investee’s returns;

•	exposure, or rights, to variable returns from its involvement with the investee;

•	the ability to use its power over the investee to affect the amount of the investor’s returns.

TIM assesses whether it controls an investee if facts and circumstances indicate that there are changes in one or more of the three control elements.

In the preparation of the consolidated financial statements, assets, liabilities, revenues and expenses of the consolidated companies are consolidated on a line-by-line basis and non-controlling interests in equity and in the profit (loss) for the year are disclosed separately under appropriate captions, respectively, in the consolidated statement of financial position, in the separate consolidated income statement and in the consolidated statement of comprehensive income.

Under IFRS 10 (Consolidated financial statements), the total comprehensive loss (including the profit or loss for the year) is attributed to the owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

All intragroup balances and transactions and any gains or losses arising from intragroup transactions are eliminated upon consolidation.

The carrying amount of the investment in each subsidiary is eliminated against the corresponding share of equity in each subsidiary, after adjustment, if any, to fair value at the acquisition date of control. At that date, goodwill is recorded as an intangible asset, as described below, whereas any gain from a bargain purchase or negative goodwill is recognized in the separate consolidated income statement.

Assets and liabilities of foreign consolidated subsidiaries which are denominated in currencies other than euro are converted at the exchange rates prevailing at the statement of financial position date (the current method); income and expenses are converted at the average exchange rates for the year. Exchange differences resulting from the application of this method are classified as equity until the entire disposal of the investment or upon loss of control of the foreign subsidiary. Upon partial disposal, without losing control, the proportionate share of the cumulative amount of exchange differences related to the disposed interest is recognized in non-controlling interests.

The cash flows of foreign consolidated subsidiaries denominated in currencies other than Euro included in the consolidated statement of cash flows are converted into Euro at the average exchange rates for the year.

Goodwill and fair value adjustments arising from the allocation of the purchase price of a foreign entity are recorded in the relevant foreign currency and are converted using the year-end exchange rate.

Under IFRS 10, changes in a parent’s ownership interest in a subsidiary that do not result in a loss or acquisition of control are accounted for as equity transactions. In such circumstances the carrying amounts of the controlling and non-controlling interests shall be adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received shall be recognized directly in equity and attributed to the owners of the Parent.

Under IFRS 10, the parent company in case of loss of control of a subsidiary:

•	derecognizes:

•	the assets (including any goodwill) and liabilities;

•	the carrying amount of any non-controlling interests;

•	recognizes:

•	the fair value of the consideration received, if any, from the transaction;

•	any investment retained in the former subsidiary at its fair value at the date when control is lost;

•	any gain or loss, resulting from the transaction, in the separate consolidated income statement;

•	the reclassification to the separate consolidated income statement, of the amounts previously recognized in other comprehensive income in relation to the subsidiary.

In the consolidated financial statements, investments in associates and joint ventures are accounted for using the equity method, as provided, respectively, by IAS 28 (Investments in Associates and Joint Ventures) and IFRS 11 (Joint Arrangements).

Associates are all entities in which the Group holds at least 20% of the voting rights or exercises significant influence, but no control or joint control over the financial and operating policies.

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.

Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

Associates and joint ventures are included in the consolidated financial statements from the date that significant influence or joint control commences until the date such significant influence or joint control ceases.

Under the equity method, on initial recognition the investment in an associate or a joint venture is recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The investor’s share of the investee’s profit or loss is recognized in the investor’s income statement. Dividends received from an investee reduce the carrying amount of the investment. Adjustments to the carrying amount may also be necessary for changes in the investee’s other comprehensive income (i.e. those arising from foreign exchange conversion differences). The investor’s share of those changes is recognized in the investor’s other comprehensive income.

If an investor’s share of losses of an associate or a joint venture equals or exceeds its interest in the associate or joint venture, the investor discontinues recognizing its share of further losses.

After the investor’s interest is reduced to zero, additional losses are provided for, and a liability is recognized, only to the extent that the investor has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture. If the associate or joint venture subsequently reports profits, the investor resumes recognizing its share of those profits only after its share of the profits equals the share of losses not recognized.

Gains and losses resulting from “upstream” and “downstream” transactions between an investor (including its consolidated subsidiaries) and its associate or joint venture are recognized in the investor’s financial statements only to the extent of unrelated investors’ interests in the associate or joint venture.

Gains and losses arising from transactions with associates or joint ventures are eliminated to the extent of the Group’s interest in those entities.

Intangible assets

Goodwill

Under IFRS 3 (Business Combinations), goodwill is recognized as of the acquisition date of control and measured as the excess of (a) over (b) below:

a)	the aggregate of:

•	the consideration transferred (measured in accordance with IFRS 3; it is generally recognized on the basis of the acquisition date fair value);

•	the amount of any non-controlling interest in the acquiree measured at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets at the acquisition date fair value;

•	in a business combination achieved in stages, the acquisition date fair value of the acquirer’s previously held equity interest in the acquiree;

b)	the acquisition date fair value of the identifiable assets acquired net of the identifiable liabilities assumed measured at the acquisition date of control.

IFRS 3 requires, inter alia, the following:

•	incidental costs incurred in connection with a business combination are charged to the separate consolidated income statement;

•	in a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its fair value at the acquisition date of control and recognize the resulting gain or loss, if any, in the separate consolidated income statement.

Goodwill is classified in the statement of financial position as an intangible asset with an indefinite useful life.

Goodwill initially recorded is subsequently reduced only for impairment losses. Further details are provided in the accounting policy Impairment of tangible and intangible assets—Goodwill, reported below. In case of loss of control of a subsidiary, the relative amount of goodwill is taken into account in calculating the gain or loss on disposal.

Development costs

Costs incurred internally for the development of new products and services represent either intangible assets (mainly costs for software development) or tangible assets. Such costs are capitalized only when all the following conditions are satisfied: i) the cost attributable to the development phase of the asset can be measured reliably, ii) there is the intention, the availability of financial resources and the technical ability to complete the asset and make it available for use or sale and iii) it can be demonstrated that the asset will be able to generate future economic benefits.

Capitalized development costs comprise only expenditures that can be attributed directly to the development process for new products and services.

Capitalized development costs are amortized systematically over the estimated product or service life so that the amortization method reflects the way in which the asset’s future economic benefits are expected to be consumed by the entity.

Other intangible assets with a finite useful life

Other purchased or internally-generated assets with a finite useful life are recognized as assets, in accordance with IAS 38 (Intangible Assets), where it is probable that the use of the asset will generate future economic benefits and where the cost of the asset can be measured reliably.

Such assets are recorded at purchase or production cost and amortized on a straight-line basis over their estimated useful lives; the amortization rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously. The effect of such changes is recognized in the separate consolidated income statement prospectively.

For a small portion of mobile offerings, the Group capitalizes directly attributable subscriber acquisition costs (currently mainly represented by commissions for the sales network) when the following conditions are met:

•	the capitalized costs can be measured reliably;

•	there is a contract binding the customer for a specific period of time;

•	it is probable that the amount of the capitalized costs will be recovered through the revenues generated by the services contractually provided, or, where the customer withdraws from the contract in advance, through the collection of a penalty.

Capitalized subscriber acquisition costs are amortized on a straight-line basis over the foreseen minimum period of the underlying contract (between 12 and 36 months).

In all other cases, subscriber acquisition costs are recognized in the separate consolidated income statement when incurred.

Tangible assets

Property, plant and equipment owned

Property, plant and equipment owned is stated at acquisition or production cost. Subsequent expenditures are capitalized only if they increase the future economic benefits embodied in the related item of property, plant and equipment. All other expenditures are expensed as incurred.

Cost also includes the expected costs of dismantling the asset and restoring the site if a legal or constructive obligation exists. The corresponding liability is recognized at its present value as a provision in the statement of financial position. These capitalized costs are depreciated and charged to the separate consolidated income statement over the useful life of the related tangible assets.

The recalculation of estimates for dismantling costs, discount rates and the dates in which such costs are expected to be incurred is reviewed annually, at each financial year-end. Changes in the above liability must be recognized as an increase or decrease of the cost of the relative asset; the amount deducted from the cost of the asset must not exceed its carrying amount. The excess if any, should be recorded immediately in the separate consolidated income statement, conventionally under the line item “Depreciation”.

Depreciation of property, plant and equipment owned is calculated on a straight-line basis over the estimated useful life of the assets.

The depreciation rates are reviewed annually and revised if the current estimated useful life is different from that estimated previously. The effect of such changes is recognized in the separate consolidated income statement prospectively.

Land, including land pertaining to buildings, is not depreciated.

Assets held under finance leases

Assets held under finance leases, in which substantially all the risks and rewards of ownership are transferred to the Group, are initially recognized as assets of the Group at fair value or, if lower, at the present value of the minimum lease payments, including bargain purchase options. The corresponding liability due to the lessor is included in the statement of financial position under financial liabilities.

Lease payments are apportioned between interest (recognized in the separate consolidated income statement) and principal (recognized as a deduction from liabilities). This split is determined so as to produce a constant periodic rate of interest on the remaining balance of the liability.

Furthermore, gains realized on sale and leaseback transactions that are recorded under finance lease contracts are deferred over the lease term.

The depreciation policy for depreciable assets held under finance leases is consistent with that for depreciable assets that are owned. If there is no reasonable certainty over the acquisition of the ownership of the asset at the end of the lease period, assets held under finance leases are depreciated over the shorter of the lease term and their useful lives.

Leases where the lessor retains substantially all the risks and rewards of ownership of the assets are accounted for as operating leases. Operating lease rentals are charged to the separate consolidated income statement on a straight-line basis over the lease term.

When a lease includes both land and buildings, an entity assesses the classification of each element as a finance or an operating lease separately.

Capitalized borrowing costs

Under IAS 23 (Borrowing Costs), the Group capitalizes borrowing costs only if they are directly attributable to the acquisition, construction or production of a qualifying asset, that is an asset that takes a substantial period of time (conventionally more than 12 months) to get ready for its intended use or sale.

Capitalized borrowing costs are recorded in the separate consolidated income statement and deducted from the “finance expense” line item to which they relate.

Impairment of intangible and tangible assets

Goodwill

Goodwill is tested for impairment at least annually or more frequently whenever events or changes in circumstances indicate that goodwill may be impaired, as set forth in IAS 36 (Impairment of Assets); however, when the conditions that gave rise to an impairment loss no longer exist, the original amount of goodwill is not reinstated.

The test is generally conducted at the end of every year so the date of testing is the year-end closing date of the financial statements. Goodwill acquired and allocated during the year is tested for impairment at the end of the year in which the acquisition and allocation took place.

To test for impairment, goodwill is allocated at the date of acquisition to each cash-generating unit or group of cash-generating units which is expected to benefit from the acquisition.

If the carrying amount of the cash-generating unit (or group of cash-generating units) exceeds the recoverable amount, an impairment loss is recognized in the separate consolidated income statement. The impairment loss is first recognized as a deduction of the carrying amount of goodwill allocated to the cash-generating unit (or group of cash-generating units) and then only applied to the other assets of the cash-generating unit in proportion to their carrying amount, up to the recoverable amount of the assets with a finite useful life. The recoverable amount of a cash-generating unit (or group of cash-generating units) to which goodwill is allocated is the higher of fair value less costs to sell and its value in use.

In calculating the value in use, the estimated future cash flows are discounted to present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The future cash flows are those arising from an explicit time horizon between three and five years as well as those extrapolated to estimate the terminal value. The long-term growth rate used to estimate the terminal value of the cash-generating unit (or group of cash-generating units) is assumed not to be higher than the average long-term growth rate of the segment, country or market in which the cash-generating unit (or group of cash-generating units) operates.

The value in use of cash-generating units denominated in foreign currency is estimated in the local currency by discounting cash flows to present value on the basis of an appropriate rate for that currency. The present value obtained is converted to euro at the spot rate on the date of the impairment test (in the case of the TIM Group, the date of the financial statements).

Future cash flows are estimated by referring to the current operating conditions of the cash generating unit (or group of cash-generating units) and, therefore, do not include either benefits originating from future restructuring for which the entity is not yet committed, or future investments for the improvement or optimization of the cash-generating unit.

For the purpose of calculating impairment, the carrying amount of the cash-generating unit is established based on the same criteria used to determine the recoverable amount of the cash generating unit, excluding surplus assets (that is, financial assets, deferred tax assets and net non-current assets held for sale) and includes the goodwill attributable to non-controlling interests.

After conducting the goodwill impairment test for the cash-generating unit (or groups of cash-generating units), a second level of impairment testing is carried out which includes the corporate assets which do not generate positive cash flows and which cannot be allocated by a reasonable and consistent criterion to the single units. At this second level, the total recoverable amount of all cash-generating units (or groups of cash-generating units) is compared to the carrying amount of all cash-generating units (or groups of cash-generating units), including also those cash-generating units to which no goodwill was allocated, and the corporate assets.

Intangible and tangible assets with a finite useful life

At every closing date, the Group assesses whether there are any indications of impairment of intangible and tangible assets with a finite useful life. Both internal and external sources of information are used for this purpose. Internal sources include obsolescence or physical damage, and significant changes in the use of the asset and the economic performance of the asset compared to estimated performance. External sources include the market value of the asset, changes in technology, markets or laws, trend in market interest rates and the cost of capital used to evaluate investments, and an excess of the carrying amount of the net assets of the Group over market capitalization.

When indicators of impairment exist, the carrying amount of the assets is reduced to the recoverable amount. The recoverable amount of an asset is the higher of fair value less costs to sell and its value in use. In calculating the value in use, the estimated future cash flows are discounted to present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. Impairment losses are recognized in the separate consolidated income statement.

When the conditions that gave rise to an impairment loss no longer exist, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, up to the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized as income in the separate consolidated income statement.

Financial instruments

Other investments

Other investments (other than those in subsidiaries, associates and joint ventures) are classified as non-current or current assets if they will be kept in the Group’s portfolio for a period of more or not more than 12 months, respectively.

Upon acquisition, investments are classified in the following categories:

•	“available-for-sale financial assets”, as non-current or current assets;

•	“financial assets at fair value through profit or loss”, as current assets held for trading.

Other investments classified as “available-for-sale financial assets” are measured at fair value; changes in the fair value of these investments are recognized in a specific equity reserve under the other components of the statement of comprehensive income (Reserve for available-for-sale financial assets) until the financial asset is disposed of or impaired, at which time the equity reserve is reversed to the separate consolidated income statement.

Other unlisted investments classified as “available-for-sale financial assets” whose fair value cannot be measured reliably are measured at cost adjusted by any impairment losses which are recognized in the separate consolidated income statement, as required by IAS 39 (Financial instruments: recognition and measurement).

Impairment losses recognized on other investments classified as “available-for-sale financial assets” are not reversed.

Changes in the value of other investments classified as “financial assets at fair value through profit or loss” are recognized directly in the separate consolidated income statement.

Securities other than investments

Securities other than investments classified as non-current assets are those held to maturity. The assets are recorded on the trade date and, on initial recognition, are stated at acquisition cost, including transaction costs, and subsequently measured at amortized cost.

Amortized cost represents the initial cost of the financial instrument net of principal repayments received, adjusted (up or down) by the amortization of any differences between the initial amount and the maturity amount using the effective interest method, less any write-down for impairment or uncollectibility, if any.

Securities other than investments classified as current assets are those that, by decision of the directors, are intended to be kept in the Group’s portfolio for a period of not more than 12 months, and are included in the following categories:

•	held to maturity (originally more than 3 months but less than 12 months, or, with an original maturity of more than 12 months but the remaining maturity at the date of purchase is more than 3 months but less than 12 months) and measured at amortized cost;

•	held for trading and measured at fair value through profit or loss;

•	available-for-sale and measured at fair value with a contra-entry to an equity reserve (Reserve for available-for-sale financial assets) which is reversed to the separate consolidated income statement when the financial asset is disposed of or impaired.

When the conditions that gave rise to impairment losses on securities other than investments held to maturity or classified as “available-for-sale financial assets” no longer exist, the impairment losses are reversed.

Receivables and loans

Receivables and loans classified as either non-current or current assets are initially recognized at fair value and subsequently measured at amortized cost.

Cash and cash equivalents

Cash and cash equivalents are recorded, according to their nature, at nominal value or amortized cost.

Cash equivalents are short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of change in value and their original maturity or the remaining maturity at the date of purchase does not exceed 3 months.

Impairment of financial assets

At every closing date, assessments are made as to whether there is any objective evidence that a financial asset or a group of financial assets may be impaired. If any such evidence exists, an impairment loss is recognized in the separate consolidated income statement for financial assets measured at cost or amortized cost; for “available-for-sale financial assets” reference should be made to the accounting policy described above.

Financial liabilities

Financial liabilities comprise financial debt, including advances received on the assignment of accounts receivable, and other financial liabilities such as derivatives and finance lease obligations.

In accordance with IAS 39, they also include trade and other payables.

Financial liabilities other than derivatives are initially recognized at fair value and subsequently measured at amortized cost.

Financial liabilities hedged by derivative instruments designed to manage exposure to changes in fair value of the liabilities (fair value hedge derivatives) are measured at fair value in accordance with the hedge accounting principles of IAS 39. Gains and losses arising from re-measurement at fair value, to the extent of the hedged component, are recognized in the separate consolidated income statement and are offset by the effective portion of the gain or loss arising from re-measurement at fair value of the hedging instrument.

Financial liabilities hedged by derivative instruments designed to manage exposure to variability in cash flows (cash flow hedge derivatives) are measured at amortized cost in accordance with the hedge accounting principles of IAS 39.

Derivatives

Derivatives are used by the TIM Group to manage its exposure to exchange rate and interest rate risks and to diversify the parameters of debt so that costs and volatility can be reduced to within pre-established operational limits.

In accordance with IAS 39, derivative financial instruments qualify for hedge accounting only when:

a)	at the inception of the hedge, the hedging relationship is formally designated and documented;

b)	the hedge is expected to be highly effective;

c)	its effectiveness can be reliably measured;

d)	the hedge is highly effective throughout the financial reporting periods for which it is designated.

All derivative financial instruments are measured at fair value in accordance with IAS 39.

When derivative financial instruments qualify for hedge accounting, the following accounting treatment applies:

•	Fair value hedge—Where a derivative financial instrument is designated as a hedge of the exposure to changes in fair value of an asset or liability due to a particular risk, the gain or loss from re-measuring the hedging instrument at fair value is recognized in the separate consolidated income statement. The gain or loss on the hedged item attributable to the hedged risk adjusts the carrying amount of the hedged item and is recognized in the separate consolidated income statement.

•	Cash flow hedge—Where a derivative financial instrument is designated as a hedge of the exposure to variability in cash flows of an asset or liability or a highly probable forecasted transaction, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in a specific equity reserve (Reserve for hedging instruments). The cumulative gain or loss is removed from equity and recognized in the separate consolidated income statement at the same time the hedged transaction affects the separate consolidated income statement. The gain or loss associated with the ineffective portion of a hedge is recognized in the separate consolidated income statement immediately. If the hedged transaction is no longer probable, the cumulative gains or losses included in the equity reserve are immediately recognized in the separate consolidated income statement.

If hedge accounting is not appropriate, gains or losses arising from the measurement of the fair value of derivative financial instruments are directly recognized in the separate consolidated income statement.

Sales of receivables

The TIM Group carries out sales of receivables under factoring arrangements. These sales, in the majority of cases, are characterized by the transfer of substantially all the risks and rewards of ownership of the receivables to third parties, meeting IFRS requirements for derecognition. Specific servicing contracts, through which the buyer confers a mandate to TIM S.p.A. for the collection and management of the receivables, leave the current Company/customer relationship unaffected.

Amounts due from customers on construction contracts

Amounts due from customers on construction contracts, regardless of the duration of the contracts, are recognized in accordance with the percentage of completion method and classified under current assets.

Losses on such contracts, if any, are recorded in full in the separate consolidated income statement when they become known.

Inventories

Inventories are measured at the lower of purchase and/or production cost and estimated realizable value; cost is determined on a weighted average basis. Provision is made for obsolete and slow-moving inventories based on their expected future use and estimated realizable value.

Non-current assets held for sale/Discontinued operations

Non-current assets held for sale (or disposal groups) whose carrying amount will mainly be recovered through sale, rather than through ongoing use, are classified as held for sale and shown separately in the consolidated statement of financial position from other assets and liabilities. The corresponding statement of financial position amounts for the previous year are not reclassified in the consolidated statement of financial position but are instead shown separately in a specific column in the changes in assets and liabilities in the year in which the non-current assets held for sale or the disposal groups are classified as such. An operating asset sold (Discontinued Operations) is a component of an entity that has been disposed of or classified as held for sale and:

•	represents a major line of business or geographical area of operations;

•	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	is a subsidiary acquired exclusively with a view to resale.

The results arising from Discontinued Operations—whether disposed of or classified as held for sale—are shown separately in the separate consolidated income statement, net of tax effects. The corresponding values for the previous years, where present, are reclassified and reported separately in the separate consolidated income statement, net of tax effects, for comparative purposes.

Non-current assets held for sale (or disposal groups) classified as held for sale are first recognized in compliance with the appropriate IFRS applicable to the specific assets and liabilities and subsequently measured at the lower of the carrying amount and fair value, less costs to sell. Any subsequent impairment losses are recognized as a direct adjustment to the non-current assets (or disposal groups) classified as held for sale and expensed in the separate consolidated income statement.

An entity shall recognize a gain for any subsequent increase in fair value less costs to sell of an asset, but not in excess of the cumulative impairment loss that has been recognized.

As required by IFRS 5 (Non-current assets held for sale and discontinued operations), an entity shall not depreciate (or amortize) a non-current asset while it is classified as held for sale or while it is part of a disposal group classified as held for sale.

Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale shall continue to be recognized.

Employee benefits

Provision for employee severance indemnity

Employee severance indemnity, mandatory for Italian companies pursuant to Article 2120 of the Italian Civil Code, is a deferred compensation and is based on the employees’ years of service and the compensation earned by the employee during the service period.

Under IAS 19 (Employee Benefits), the employee severance indemnity as calculated is considered a “Defined benefit plan” and the related liability recognized in the statement of financial position (Provision for employee severance indemnities) is determined by actuarial calculations.

The remeasurements of actuarial gains and losses are recognized in other components of other comprehensive income. Service cost of Italian companies that employ less than 50 employees, as well as interest expenses related to the “time value” component of the actuarial calculations (the latter classified as Finance expenses), are recognized in the separate consolidated income statement.

Starting from January 1, 2007, Italian Law introduced for employees the choice to direct their accruing indemnity either to supplementary pension funds or leave the indemnity as an obligation of the Company. Companies that employ at least 50 employees should transfer the employee severance indemnity to the “Treasury fund” managed by INPS, the Italian Social Security Institute.

Consequently, the Group’s obligation to INPS and the contributions to supplementary pension funds take the form, under IAS 19, of a “Defined contribution plan”.

Equity compensation plans

The companies of the Group provide additional benefits to certain managers of the Group through equity compensation plans (i.e., stock options and long-term incentive plans). The above plans are recognized in accordance with IFRS 2 (Share-Based Payment).

In accordance with IFRS 2, such plans represent a component of the beneficiaries’ compensation. Therefore, for the plans that provide for compensation in equity instruments, the cost is represented by the fair value of such instruments at the grant date, and is recognized in the separate consolidated income statement in “Employee benefits expenses” over the period between the grant date and vesting date with a contra-entry to an equity reserve denominated “Other equity instruments”. Changes in the fair value subsequent to the grant date do not affect the initial measurement. At the end of each year, adjustments are made to the estimate of the number of rights that will vest up to expiry. The impact of the change in estimate is deducted from “Other equity instruments” with a contra-entry to “Employee benefits expenses”.

For the portion of the plans that provide for the payment of compensation in cash, the amount is recognized in liabilities as a contra-entry to “Employee benefits expenses”; at the end of each year such liability is measured at fair value.

Provisions

The Group records provisions for risks and charges when it has a present obligation, legal or constructive, to a third party, as a result of a past event, when it is probable that an outflow of Group resources will be required to satisfy the obligation and when the amount of the obligation can be estimated reliably.

If the effect of the time value is material, and the payment date of the obligations can be reasonably estimated, provisions to be accrued are the present value of the expected cash flows, taking into account the risks associated with the obligation. The increase in the provision due to the passage of time is recognized as “Finance expenses”.

Government grants

Government grants are not recognized until there is reasonable assurance that the Group will comply with the conditions set by the Government, governmental and similar local, national or international bodies, for their disbursement.

Government grants are recognized in the Separate income statement on a systematic basis over the years in which the Group recognizes as expenses the related costs that the grants are intended to compensate.

Government grants related to assets received for the acquisition and /or construction of non-current tangible assets are recorded as deferred income in the Statement of financial position and credited to the Separate income statement on a systematic basis over the useful life of the facilities to which the grants relate.

Treasury shares

Treasury shares are recognized as a deduction from equity. In particular, the treasury shares are reported as a deduction from the share capital issued in the amount corresponding to the “accounting par value”, that is the ratio of total share capital and the number of issued shares, while the excess cost of acquisition over the accounting par value is presented as a deduction from “Other reserves and retained earnings (accumulated losses), including profit (loss) for the year”.

Foreign currency transactions

Transactions in foreign currencies are recorded at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are converted at the foreign exchange rate prevailing at the statement of financial position date. Exchange differences arising from the settlement of monetary items or from their conversion at rates different from those at which they were initially recorded during the year or at the end of the prior year, are recognized in the separate consolidated income statement.

Revenues

Revenues are the gross inflows of economic benefits during the period arising in the course of the ordinary activities of an entity. Amounts collected on behalf of third parties such as sales taxes, goods and services taxes and value added taxes are not economic benefits which flow to the entity and do not result in increases in equity. Therefore, they are excluded from revenues.

Revenues are recognized to the extent that it is probable that economic benefits will flow to the Group and their amount can be measured reliably. Revenues are stated net of discounts, allowances, and returns.

•	Revenues from services rendered

Revenues from services rendered are recognized in the separate consolidated income statement according to the stage of completion of the service and only when the outcome of the service rendered can be estimated reliably.

Traffic revenues from interconnection and roaming are reported gross of the amounts due to other TLC operators.

Revenues for delivering information or other content are recognized on the basis of the amount invoiced to the customer, when the service is rendered directly by the Group. In the event that the Group is acting as agent (for example non-geographic numbers) only the commission received from the content provider is recognized as revenue.

Revenues from the activation of telephone services (and related costs) are deferred over the expected duration of the relationship with the customer (in Italy, generally 8 years for retail customers and 3 years for wholesale customers). In particular, costs from the activation of telephone services are deferred taking also into account the reasonable expectations of cash flows arising from these services.

Revenues from prepaid customers are recorded on the basis of the traffic used. Deferred revenues for unused traffic are recorded in “Trade and miscellaneous payables and other current liabilities” in the consolidated statement of financial position.

•	Revenues from sales and bundled offerings

Revenues from sales (telephone and other equipment) are recognized when the significant risks and rewards of ownership are transferred to the buyer.

For offerings which include the sale of mobile handsets and service contracts, the TIM Group recognizes revenues related to the sale of the handset when it is delivered to the final customer whereas traffic revenues are recorded on the basis of the traffic used; the related subscriber acquisition costs, including sales commissions, are expensed as incurred. The revenues allocated to the handset sale are limited to the contract amount that is not contingent upon the rendering of telecommunication services, i.e. the residual of the amount paid by the customer exceeding the services value.

A small portion of the bundled mobile offerings involve contracts with a minimum contractual period between 12 and 36 months which include an enforced termination penalty. For these contracts, the subscriber acquisition costs are capitalized under “Intangible assets with a finite useful life” if the conditions for capitalization as described in the related accounting policy are met.

•	Revenues on construction contracts

Revenues on construction contracts are recognized based on the stage of completion (percentage of completion method).

Research costs and advertising expenses

Research costs and advertising expenses are charged directly to the separate consolidated income statement in the year in which they are incurred.

Finance income and expenses

Finance income and expenses are recognized on an accrual basis and include: interest accrued on the related financial assets and liabilities using the effective interest rate method, the changes in fair value of derivatives and other financial instruments measured at fair value through profit or loss, gains and losses on foreign exchange and financial instruments (including derivatives).

Dividends

Dividends received from companies other than subsidiaries, associates and joint ventures are recognized in the separate consolidated income statement in the year in which they become receivable following the resolution by the shareholders’ meeting for the distribution of dividends of the investee companies.

Dividends payable to third parties are reported as a change in equity in the year in which they are approved by the shareholders’ meeting.

Income Taxes (current and deferred)

Income taxes include all taxes calculated on the basis of the taxable income of the companies of the Group.

Income taxes are recognized in the separate consolidated income statement, except to the extent that they relate to items directly charged or credited to equity, in which case the related tax is recognized in the relevant equity reserves. In the Statement of comprehensive income the amount of income taxes relating to each item included as “Other components of the Statement of comprehensive income” is indicated.

The income tax expense that could arise on the remittance of a subsidiary’s retained earnings is only recognized where there is the actual intention to remit such earnings.

Deferred tax liabilities / assets are recognized using the “Balance sheet liability method”. They are calculated on all temporary differences that arise between the tax base of an asset or liability and the carrying amounts in the consolidated financial statements, except for non-tax-deductible goodwill and for those differences related to investments in subsidiaries which will not reverse in the foreseeable future. Deferred tax assets relating to unused tax loss carryforwards are recognized to the extent that it is probable that future taxable income will be available against which they can be utilized. Current and deferred tax assets and liabilities are offset when the income taxes are levied by the same tax authority and there is a legally enforceable right of offset. Deferred tax assets and liabilities are determined based on enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Taxes, other than income taxes, are included in “Other operating expenses”.

Earnings per share

Basic earnings per ordinary share is calculated by dividing the Group’s profit attributable to ordinary shares by the weighted average number of ordinary shares outstanding during the year, excluding treasury shares. Similarly, basic earnings per savings share is calculated by dividing the Group’s profit attributable to savings shares by the weighted average number of savings shares outstanding during the year.

For diluted earnings per ordinary share, the weighted average number of shares outstanding during the year is adjusted by all dilutive potential shares (for example, the exercise of rights on shares with dilutive effects). The Group profit is also adjusted to reflect the impact of these transactions net of the related tax effects.

Use of estimates

The preparation of consolidated financial statements and related disclosure in conformity with IFRS requires management to make estimates and assumptions based also on subjective judgments, past experience and hypotheses considered reasonable and realistic in relation to the information known at the time of the estimate. Such estimates have an effect on the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the amount of revenues and costs during the year. Actual results could differ, even significantly, from those estimates owing to possible changes in the factors considered in the determination of such estimates. Estimates are reviewed periodically.

The most important accounting estimates which require a high degree of subjective assumptions and judgments are addressed below:

Financial statement line item/area	Accounting estimates

Impairment of goodwill	The impairment test on goodwill is carried out by comparing the carrying amount of cash-generating units and their recoverable amount. The recoverable amount of a cash-generating unit is the higher of fair value, less costs to sell, and its value in use. This complex valuation process entails the use of methods such as the discounted cash flow method which uses assumptions to estimate cash flows. The recoverable amount depends significantly on the discount rate used in the discounted cash flow model as well as the expected future cash flows and the growth rate used for the extrapolation. The key assumptions used to determine the recoverable amount for the different cash generating units, including a sensitivity analysis, are detailed in the Note “Goodwill”.

Impairment of tangible and intangible assets with a finite useful life

At every closing date, the Group assesses whether there are any indications of impairment of tangible and intangible assets with a finite useful life. Both internal and external sources of information are used for this purpose.

The identification of impairment indicators, the estimation of future cash flows and the determination of the fair value of each asset require management to make significant judgments including the applicable discount rate, useful life and residual value. These estimates can have a material impact on fair value and the amount of any write-downs.

Business combinations	The recognition of business combinations requires that assets and liabilities of the acquiree be recorded at their fair value at the acquisition date of control, as well as the possible recognition of goodwill, through the use of a complex process in determining such values.

Capitalization / deferral of costs	The capitalization / deferral process of internal and external costs involves some areas of Management judgement among which there are the assessment of: i) the probability that the amount of the capitalized / deferred costs will be recovered through the associated future revenues; and ii) the actual increase in future economic benefits of the asset to which they refer.

Bad debt provision	The recoverability of receivables is measured by considering the uncollectibility of receivables, their age and losses on receivables recognized in the past by type of similar receivables.

Depreciation and amortization expense	Changes in the economic conditions of the markets, technology and competitive forces could significantly affect the estimated useful lives of tangible and intangible non-current assets and may lead to a difference in the timing and amount of depreciation and amortization expense.

Accruals, contingent liabilities and employee benefits

With respect to provisions for restoration costs the estimate of future costs to dismantle tangible assets and restore the site is a complex process that requires an assessment of the liability arising from such obligations which seldom are entirely defined by law, administrative regulations or contract clauses and which normally are to be complied with after an interval of several years.

The accruals related to legal, arbitration and fiscal disputes are the result of a complex estimation process based upon the probability of an unfavorable outcome.

Employee benefits, especially the provision for employee severance indemnities, are calculated using actuarial assumptions; changes in such assumptions could have a material impact on such liabilities.

Revenues

Revenue recognition is influenced by:

•   the expected duration of the relationship with the customer for revenues from telephone service activations (as well as the related costs);

•   the estimate of the amount of discounts, allowances and returns to be recorded as a direct deduction from revenues.

Income taxes (current and deferred)	Income taxes (current and deferred) are calculated in each country in which the Group operates according to a prudent interpretation of the tax laws in effect. This process sometimes involves complex estimates to determine taxable income and deductible and taxable temporary differences between the carrying amounts and the taxable amounts. In particular, deferred tax assets are recognized to the extent that future taxable income will be available against which they can be utilized. The measurement of the recoverability of deferred tax assets, recognized based on both unused tax loss carryforwards to future years and deductible differences, takes into account the estimate of future taxable income and is based on conservative tax planning.

Derivative instruments and equity instruments	The fair value of derivative instruments and equity instruments is determined both using valuation models which also take into account subjective measurements such as, for example, cash flow estimates, expected volatility of prices, etc., or on the basis of either prices in regulated markets or quoted prices provided by financial counterparts. For further details please see also Note “Supplementary disclosures on financial instruments”.

As required by IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors) par. 10, in the absence of a Standard or an Interpretation that specifically applies to a particular transaction, management carefully considers subjective valuation techniques and uses its judgment as to the accounting methods to adopt with a view to providing financial statements which faithfully represent the financial position, the results of operations and the cash flows of the Group, which reflect the economic substance of the transactions, are neutral, prepared on a prudent basis and complete in all material respects.

New Standards and Interpretations issued by IASB and in force from January 1, 2017

In accordance with IAS 8 (Accounting Policies, Changes in Accounting Estimates and Errors) the IFRS in force starting from January 1, 2017 are indicated and briefly described below.

Amendments to IAS 12 (Income Taxes)—Recognition of deferred tax assets for unrealized losses

In January 2016, IASB issued some amendments to IAS 12 in order to clarify the recognition of deferred tax assets on unrealized losses related to the measurement of debt instruments at fair value.

The adoption of these amendments had no impact on the consolidated financial statements at December 31, 2017.

Amendments to IAS 7 (Statement of cash flows)—Disclosure initiative

In January 2016, IASB issued some amendments to IAS 7 (Statement of cash flows). Such amendments are intended to supply additional disclosures in order to enable the financial statement users to evaluate changes (cash and non-cash flows) of liabilities arising from financing activities, showing the reconciliation between opening and closing balance of such liabilities:

•	changes from financing cash flows;

•	changes arising from obtaining or losing control of subsidiaries or other businesses;

•	the effect of changes in foreign exchange rates;

•	changes in fair values; and

•	other changes.

The adoption of these amendments impacted only the consolidated financial statement disclosure at December 31, 2017.

Improvements to IFRSs 2014–2016 Cycle—Amendments to IFRS 12

In December 2016 the IASB issued some improvements to IFRSs, for the 2014–2016 Cycle. In particular the amendments to IFRS 12—Disclosure of Interest in Other Entities clarify the scope of IFRS 12, specifying that the disclosure requirements in the standard apply to all entity’s interests that are classified as held for sale, as held for distribution or as discontinued operations in accordance with IFRS 5—Non-current Assets Held for Sale and Discontinued Operations.

The adoption of these amendments had no impact on the consolidated financial statements at December 31, 2017.

New Standards and Interpretations issued by IASB not yet in force

At the date of preparation of the accompanying consolidated financial statements, the following IFRS, Amendments and IFRIC interpretations had been published, but their application was not yet mandatory:

IASB/IFRIC documents	Mandatory application: annual periods beginning on or after
IFRS 15 (Revenue from Contracts with Customers)	January 1, 2018
Clarifications to IFRS 15 (Revenue from Contracts with Customers)	January 1, 2018
IFRS 9 (Financial Instruments)	January 1, 2018
IFRS 16 (Leases)	January 1, 2019
Improvements to IFRSs (2014–2016 Cycle)—Amendments to IAS 28	January 1, 2018
Amendments to IFRS 2 (Share based Payment)	January 1, 2018
IFRIC 22 (Foreign Currency Transactions and Advance Consideration)	January 1, 2018
Amendments to IAS 40 (Transfers of Investment Property)	January 1, 2018
IFRIC 23 (Uncertainty over income tax treatments)	January 1, 2019
Amendments to IFRS 9: Prepayment features with negative compensation	January 1, 2019
Amendments to IAS 28: Long-term interests in Investments in associates and joint ventures	January 1, 2019
Improvements to IFRSs (2015–2017 Cycle)	January 1, 2019
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement	January 1, 2019
IFRS 17: Insurance contracts	January 1, 2021

IFRS 15 (Revenues from contracts with customers)

IFRS 15 (Clarifications to such standard included) will replace the standards that currently govern revenue recognition, namely IAS 18 (Revenue), IAS 11 (Construction contracts) and the related interpretations on revenue recognition (IFRIC 13 Customer loyalty programmes, IFRIC 15 Agreements for the construction of real estate, IFRIC 18 Transfers of assets from customers and SIC 31 Revenue—Barter transactions involving advertising services).

IFRS 15 is applied retrospectively starting from January 1, 2018. The TIM Group will apply the modified retrospective approach with the cumulative effect of the first-time adoption of the standard as an adjustment to the opening shareholders’ equity leaving the previous comparative periods unchanged.

At the TIM Group level, IFRS 15 impacts the revenue recognition of fixed and mobile offerings as well as the recognition of contractual costs. There are no impacts on cash flows. The main differences with respect to the current accounting principles are as follows:

•	bundled offerings (package of goods and services): the allocation of the contractual discount to the performance obligations involves an anticipation in the recognition of revenues with the consequent recording of a contract asset;

•	activation/installation revenues: under current accounting principles, they are deferred over the expected term of the customer relationship; under IFRS 15, these kinds of revenue, not being related to separate performance obligations, shall be allocated to the various contractual obligations with a consequent anticipation in the recognition of revenue;

•	contract costs (costs of obtaining a contract and costs of fulfilling a contract): under current accounting principles, they are, for the majority, already capitalized/deferred and charged to the separate income statement on the basis of the expected term of the customer relationship as well as of the kind of customers and taking into account the matching principle. With the adoption of IFRS 15, this approach will be substantially confirmed. Based on the analyses carried out, however, some impacts are expected, in particular in relation to:

•	definition of kinds of deferrable costs which will be revised in order to exclude costs, if any, that don’t meet the requirements of paragraph 97 of IFRS 15;

•	the portion of costs of obtaining a contract that under current accounting standards is capitalized (Intangible assets with a finite useful life) and amortized, under IFRS 15 will be reclassified to prepaid expenses involving lower amortization costs and higher costs for services, without any impact on the shareholders’ equity and profit (loss) before tax at the transition date.

TIM Group expects that the adoption of the new standard will have an overall non-significant net impact on shareholders’ equity at January 1, 2018 (transition date) arising from the combined effect of:

•	recording of the contract asset associated with the early recognition of revenue for bundle offerings and new accounting model of activation/installation revenues with an overall increase in the shareholders’ equity;

•	revision of deferrable contractual costs with a negative impact on shareholders’ equity.

A precise and accurate estimate of the impacts on shareholders’ equity at the transition date is currently being defined. Such impacts are not indicative of future developments, as the business model and the marketing and contractual policies with the customers could change with consequent impacts on revenues and related costs.

The process of implementing the new accounting principle has involved significant updates and changes on IT systems, modification and updating of control and compliance models and related processes.

IFRS 9 (Financial Instruments)

IFRS 9 sets out the principles for the classification, measurement and derecognition of financial assets and liabilities, the impairment of financial instruments as well as hedge accounting.

IFRS 9 is applied starting from January 1, 2018. TIM Group has decided to apply the following:

•	to defer the application of the hedge accounting model under IFRS 9 and to continue the adoption of the IAS 39 model;

•	not to restate the comparative periods in the year of initial application of the new standard.

At the TIM Group level, IFRS 9 mainly impacts the determination of expected losses on trade receivables and other financial assets (change from the incurred loss model provided for by IAS 39 to the expected credit loss model).

TIM Group expects that the adoption of the new standard will have a non-significant negative impact on shareholders’ equity at the transition date, mainly due to higher impairment losses on trade receivables and other financial assets.

A precise and accurate estimate of the impacts on shareholders’ equity at the transition date is currently being defined. Such impacts are not indicative of future developments, as the business model and the contractual policies could change with consequent impacts on the financial statements.

The process of implementing the new accounting principle has involved significant updates and changes on IT systems, modification and updating of control and compliance models and related processes.

IFRS 16 (Leases)

IFRS 16 supersedes IAS 17 (Leases) and the related interpretations (IFRIC 4 Determining whether an arrangement contains a lease; SIC 15 Operating leases—Incentives; SIC 27 Evaluating the substance of transactions involving the legal form of a lease).

For passive lease contracts that meet the requirements of the new standard (which does not distinguish between operating and finance leases), IFRS 16 provides for the recording of a liability in the statement of financial position, equal to the present value of future lease payments, and a correspondent right-of-use asset.

IFRS 16 is applied retrospectively starting from January 1, 2019; TIM Group intends to apply the simplified retrospective approach with the recording, for leases previously classified—under IAS 17— as operating leases, of the lease liability and the corresponding right-of-use asset measured at the present value of the remaining lease payments at the transition date.

The main impacts on the TIM Group consolidated financial statements, still under evaluation, are detailed as follows:

•	statement of financial position: higher non-current assets due to the recording of the “right-of-use assets” against higher financial lease liabilities;

•	separate income statement: different nature, qualification and classification of expenses (amortisation of the “right-of-use assets” and “finance expenses for interest” instead of “Rent and leases—fees for operating leases”, as per IAS 17) with a consequent positive impact on operating profitability. Furthermore, the combination of the straight-line amortisation of the “right-of-use asset” and the effective interest rate method applied to the lease payables entail, compared to IAS 17, higher expenses in the income statement in the first years of the lease contract and decreasing costs in the last years.